TAXATION	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXATION
21. TAXATION
(a) Value added tax (“VAT”) and surcharges
The Group is subject to statutory VAT rate of 11% prior to May 1, 2018
,

10%
between
May 1, 2018

and April 1, 2019, and 9% since April 1, 2019
for revenues from sales of agricultural products, and 17% prior to May 1, 2018 and 16%
between
May 1, 2018
 and April 1, 2019, and 13% since April 1, 2019
for sales of other products, respectively, in the PRC. The Group is exempted from VAT for revenues from sales of vegetables and contraceptives.
The Group is subject to VAT at the rate of 11%
 prior to May 1, 2018, 10% between May 1, 2018 and April 1, 2019, and 9% since April 1, 2019 for the logistics services.
(b) Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
On March 16, 2007, the National People’s Congress of PRC enacted a new Enterprise Income Tax Law (“new EIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply
for the HNTE certificate when the prior certificate expires.
Zhejiang Jishang Preferred
E-Commerce
Co., Ltd. (“Jishang Preferred”) obtained its HNTE certificate on November 30, 2018 and was eligible to enjoy a preferential tax rate of 15% from 2018 to 2020 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. From July 2019, Jishang Preferred started to function as a Procurement company within the Group and is not able to continue its status as an HNTE to enjoy a preferential tax rate of 15% since 2019.
The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.
According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 150% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 50% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities. Effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 75% of qualified research and development expenses can be directly claimed in the annual EIT filing.
Withholding tax on undistributed dividends
The new EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “actual management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “actual management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
Withholding tax on undistributed dividends (continued)

The new EIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the

Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Taxation Administration (“SAT”) further promulgated SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status.
As of December 31, 2019 and 2020, the Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC. Accordingly, no deferred income tax liabilities on withholding tax were provided as of December 31, 2019 and 2020.
Composition of income tax
The components of loss before tax are as follow:

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(61,767)	(204,937)	(5,399)
Income/(loss) from overseas entities	14,795	67,604	(103,161)

Total loss before tax	(46,972)	(137,333)	(108,560)

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Current income tax expense	25,413	13,300	10,458
Deferred income tax (benefit)/expense	(13,067)	(30,020)	28,840

	12,346	(16,720)	39,298

Reconciliation of the differences between statutory tax rate and the effective tax rate
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	3%	8%	-9%
The effect of change in the tax rate of Jishang Preferred	-76%	26%	0%
Difference in EIT rates of PRC entities	9%	0%	0%
Non-deductible expenses	-4%	-2%	-1%
Additional deduction for research and development expenditures	25%	16%	48%
Share-based compensation	-17%	-23%	-23%
Non-taxable income	7%	0%	0%
Permanent book-tax differences	0%	2%	7%
Change in valuation allowance	2%	-40%	-83%

Effective tax rates	-26%	12%	-36%

(c) Deferred tax assets and deferred tax liabilities
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	150,990	205,487
Deferred membership program revenue	10,610	—
Refund payable to members	6,721	1,100
Inventory write-downs	110	2,632
Allowance for credit losses	—	3,272
Others	6,961	4,101
Less: valuation allowance	(65,225)	(156,150)

Total deferred tax assets	110,167	60,442

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities
Prepaid member training costs	9,288	—
Gain or loss from changes in fair values	11,312	2,684
Others	3,104	135

Total deferred tax liabilities	23,704	2,819

Movement of valuation allowance

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Balance at beginning of the year	(11,153)	(10,004)	(65,225)
Changes of valuation allowance(1)	1,149	(55,221)	(90,925)

Balance at end of the year	(10,004)	(65,225)	(156,150)

(1)
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2019 and 2020, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards generated by certain unprofitable subsidiaries. As of December 31, 2019 and 2020, valuation allowances of RMB 55,221 and RMB 90,925 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

As of December 31, 2020, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2021	41
2022	11,832
2023	484
2024	356,494
2025	258,501

627,352

As of December 31, 2020, the Group had tax losses carry forwards of approximately RMB 627,352 which mainly arose from its subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC. The tax losses carry forwards from PRC entities will expire during the period from 2021 to 2025.